E-VALUATOR VERY CONSERVATIVE (0% - 15%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

64.65%	EXCHANGE TRADED FUNDS
7.08%	AGGREGATE BOND
	Black Rock Ultra Short-Term Bond ETF	5,768	$291,399
	iShares Core Total USD Bond Market ETF	18,003	982,604
	Vanguard Intermediate-Term Bond ETF	1,414	131,290

			1,405,293
1.41%	BROAD MARKET
	iShares Core Dividend Growth ETF	1,563	70,054
	JPMorgan US Value Factor ETF	2,381	71,073
	The SPDR S&P 1500 Value Tilt ETF	502	60,888
	Vanguard Extended Market ETF	468	77,070
			279,085
8.93%	CONVERTIBLE BOND
	iShares Convertible Bond ETF	18,356	1,772,272
25.80%	CORPORATE

	iShares Fallen Angels USD Bond ETF	21,083	620,414
	iShares Intermediate Term Corporate Bond ETF	11,205	692,357
	iShares 1-5 year Investment Grade Corporate Bond ETF	1,521	83,914
	SPDR Portfolio High Yield Bond ETF	24,994	661,966
	The iShares Broad USD High Yield Corporate Bond ETF	15,288	630,783
	VanEck Vectors Investment Grade Floating Rate Bond ETF	46,437	1,174,392
	Vanguard Short-Term Corporate Bond ETF	15,124	1,259,073

			5,122,899
8.40%	CORPORATE HIGH YIELD

	Vanguard Intermediate-Term Corporate Bond ETF	17,180	1,668,865
0.09%	EMERGING MARKETS

	Invesco BLDRS Emerging Markets 50 ADR Index Fund ETF	318	17,905
4.20%	FIXED INCOME EMERGING MARKET

	Vanguard Emerging Markets Government Bond ETF	10,137	834,275
0.31%	GLOBAL MARKETS
	Vanguard Total World Stock ETF	672	62,214
2.18%	GOVERNMENT

	SPDR Bloomberg Barclays International Bond ETF	13,882	433,535
0.30%	INFLATION PROTECTED

	Schwab U.S. Tips ETF	970	60,218
0.35%	INTERNATIONAL

	SPDR Portfolio Developed world (ex-US) ETF	1,116	37,665
	Vanguard FTSE All World ex US Small Cap ETF	98	11,940
	Vanguard FTSE Developed Markets ETF	210	9,914
	Vanguard Total International Stock ETF	165	9,926

			69,445
4.54%	LARGE CAP

	Invesco QQQ Trust Series 1 EFT	159	49,885
	iShares Russell Top 200 ETF	220	19,864
	Schwab Fundamental International Large Cap ETF	334	9,779
	Schwab Fundamental Large Cap ETF	648	29,348
	Schwab U.S. Large-Cap Growth ETF	2,545	326,803
	Schwab U.S. Dividend Equity ETF	3,677	235,843
	SPDR Dow Jones Industrial Average ETF Trust	363	111,002
	Vanguard Large-Cap EFT	676	118,800

			901,324

E-VALUATOR VERY CONSERVATIVE (0% - 15%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

0.93%	MID CAP
	iShares Morningstar Mid-Cap Growth ETF	79	30,216
	Schwab U.S. Mid-Cap ETF	642	43,772
	Vanguard Mega Cap Value ETF	363	43,182
	Vanguard Mid-Cap ETF	219	45,283
	Vanguard Mid-Cap Growth ETF	103	21,843

			184,296
0.13%	SMALL CAP
	Vanguard Small-Cap Growth ETF	112	15,928
	Vanguard Small-Cap Value ETF	38	10,171

			26,099

64.65%	TOTAL EXCHANGE TRADED FUNDS		12,837,725
33.99%	MUTUAL FUNDS
12.34%	AGGREGATE BOND
	Baird Core Plus Bond Fund Institutional Class	32,397	393,302
	Delaware Strategic Income Fund Institutional Class	8,162	70,521
	Fidelity US Bond Index Fund	70,366	876,057
	Nuveen Strategic Income Fund R6 Class	11,380	128,708
	Vanguard Core Bond Fund Admiral Class	36,070	786,329
	Wells Fargo Core Plus Bond Fund R6 Class	14,333	195,222

			2,450,139
9.29%	BANK LOANS
	Shenkman Capital Floating Rate High Income Fund Institutional Class	137,640	1,295,197
	T. Rowe Price Institutional Floating Rate Fund	56,822	550,604

			1,845,801
0.05%	BLEND BROAD MARKET

	U.S. Vector Equity Portfolio Institutional Class	519	10,761
2.33%	BLEND LARGE CAP

	DFA Enhanced U.S. Large Company Portfolio Institutional Class	1,001	15,085
	DFA U.S. Large Company Portfolio Institutional Class	1,772	49,885
	JPMorgan U.S. Research Enhanced Equity Fund R6 Class	475	15,100
	Schwab S&P 500 Index Fund	6,680	383,586

			463,656
0.08%	BLEND SMALL CAP

	Fidelity Small Cap Index	647	16,163
1.80%	CONVERTIBLE
	AllianzGI Convertible Fund Institutional Class	8,261	356,655
1.17%	EMERGING MARKET STOCK

	Fidelity Emerging Markets Index Fund	2,506	31,932
	Vanguard Emerging Markets Bond Fund Admiral Class	7,059	200,748

			232,680
4.49%	FOREIGN AGGREGATE

	Delaware Diversified Income Fund R6 Class	20,753	196,529
	Dodge & Cox Global Bond Fund	57,566	695,974
			892,503
0.31%	FOREIGN GROWTH

	American Funds SMALLCAP World Fund F3 Class	57	4,597
	Vanguard International Growth Fund Admiral Class	355	56,933

			61,530
0.23%	FOREIGN VALUE
	Vanguard International Value Fund Investor Class	1,134	45,629
0.08%	GROWTH BROAD MARKET

	American New Perspective Fund R6 Class	252	15,262

E-VALUATOR VERY CONSERVATIVE (0% - 15%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

1.07%	GROWTH LARGE CAP
	JPMorgan Large Cap Growth Fund R6 Class	477	29,762
	TIAA-CREF Large-Cap Growth Index Fund Institutional Class	3,255	160,619
	Vanguard U.S. Growth Fund Admiral Class	124	21,126

			211,507
0.04%	GROWTH SMALL CAP

	JPMorgan Small Cap Growth Fund R6 Class	247	7,617
0.50%	HIGH YIELD BOND
	AB GlexFree High Yield Portfolio Advisor Class	10,034	99,535
0.21%	INFLATION PROTECTED

	DFA Inflation Protected Securities Portfolio Institutional Class	1,535	20,329
	DFA LTIP Portfolio Institutional Class	1,742	20,777
			41,106

33.99%	TOTAL MUTUAL FUNDS		6,750,544
0.62%	MONEY MARKET FUNDS

	Goldman Sachs FS Government Fund, Institutional 0.03%*	122,894	122,894
99.26%	TOTAL INVESTMENTS		19,711,163
0.74%	Other assets, net of liabilities		147,737

100.00%	NET ASSETS		$ 19,858,900

* Effective 7 day yield as of December 31, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020:

	Level 1	Level 2	Level 3

		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Exchange Traded Funds	$12,837,725	$-	$-	$12,837,725
Mutual Funds	6,750,544	-	-	6,750,544
Money Market Funds	122,894	-	-	122,894

Total Investments	$19,711,163	$-	$-	$19,711,163

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2020.

At December 31, 2020, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $18,377,534 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,344,559
Gross unrealized depreciation	(10,930)

Net unrealized appreciation	$1,333,629